Computation of Basic And Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Income attributable to holders of ordinary shares-basic and diluted	$ 86,584	$ 80,979	$ 90,811
Weighted-average ordinary shares outstanding used in computing basic earnings per share	568,366,612	567,076,049	556,338,146
Plus: Shares attributable to convertible notes, if converted	2,488,636	22,771,002	22,771,002
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	11,523,501	13,670,825	18,413,425
Shares used in calculating diluted earnings per share	582,378,749	603,517,876	597,522,573
Basic earnings per share	$ 0.15	$ 0.14	$ 0.16
Diluted earnings per share	$ 0.15	$ 0.13	$ 0.15